REDEEMABLE SERIES B CONVERTIBLE PREFERRED STOCK (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006
Temporary Equity [Line Items]
Preferred stock, par value		$ 1.00
Preferred stock dividends	$ 0
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, conversion price		$ 0.035
Preferred stock, par value		$ 100.00
Preferred stock, dividend rate		10.00%
Damages, as a percentage of purchase price		2.00%
Issuance of shares of stock as a dividend		6,780.79	6,283.41
Fair value of stock dividend		2,493,930	3,015,020
Preferred stock, cash dividend threshold, percentage of aggregate share ownership		25.00%
Series B Preferred Stock [Member] | Event of Default [Member]
Temporary Equity [Line Items]
Preferred stock, dividend rate		20.00%
Threshold amount of judgement loss that triggers default status		$ 100,000